Fair Value Measurement - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair Value Measurement
Equity securities without readily determinable fair value, impairment charges	¥ 0		¥ 0	¥ 5,000
Equity method investments, impairment loss	0		0	0
Impairment loss of property, plant and equipment and loss on inventory obsolescence	¥ 38,163	$ 5,989	¥ 30,381	¥ 18,066